Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (12,582)	$ (38,780)	$ (44,539)	$ (21,668)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	52	120	139	84
Stock-based compensation	1,163	1,110	1,520	1,242
Amortization of right-of-use asset	142	1,450	1,499	1,039
Gain on lease termination		(1,576)	(1,576)
Loss on disposal of fixed assets	13
Accrued interest expense	22	441	174	176
Paid-in-kind interest expense		829	1,261	113
Amortization of debt discount and debt issuance costs		2,148	5,259	303
Forward sales contract expense	5,847
(Gain) loss on extinguishment of debt	(734)	22,440	22,440
Change in fair value of convertible notes			(1,017)
Fair value adjustments to bridge notes derivative liability		1,038	1,459
Issuance of common stock in connection with settlement	69
Issuance of common stock to consultant for services	141
Change in fair value of warrant liabilities	(1)	(897)	(414)	(215)
Change in fair value of contingent consideration liability		(66)	(66)	(118)
Commitment shares issued to Lincoln Park Capital, LLC				249
Loss on shares sold to Lincoln Park Capital, LLC				11
Non-cash component of acquisition of Exacis in-process research and development				433
Loss on disposal of fixed assets				1
Loss on non-controlling investment				59
Changes in operating assets and liabilities:
Other receivables	284	238	(12)	527
Prepaid expenses and other current assets	(43)	1,226	1,319	(556)
Other non-current assets	2	1	2	1,014
Accounts payable and accrued expenses	(163)	758	183	(2,898)
Operating lease liability	(145)	(1,656)	(1,707)	1,338
Due to related party		(646)	(1,205)	(1,750)
Deferred revenue		(582)	(582)	582
Other liabilities	64	113	27	(374)
Net cash used in operating activities	(5,869)	(12,291)	(15,836)	(20,408)
Cash flows from investing activities:
Purchase of property and equipment	(22)	(369)	(369)	(19)
Proceeds received from the sale of fixed assets		4	4
Net cash used in investing activities	(22)	(365)	(365)	(19)
Cash flows from financing activities:
Proceeds received from notes payable	2,250
Proceeds received from issuance of common stock and prefunded warrants	4,929		1,137
Proceeds received from exercise of prefunded warrants	30
Proceeds received from bridge notes financing		3,887	3,887
Fees paid related to the common stock and prefunded warrant offering			(135)
Proceeds received from the convertible notes financing		1,405	1,405	16,503
Fees paid related to the convertible notes financing		(34)	(34)	(251)
Proceeds received under promissory note				1,500
Payment made on promissory note				(1,500)
Proceeds from sale of common stock pursuant to stock purchase agreement with Lincoln Park Capital Fund, LLC				320
Dividends paid to Series A preferred stockholders		(8)		(16)
Net cash provided by financing activities	7,209	5,250	6,260	16,556
Net increase (decrease) in cash and cash equivalents	1,318	(7,406)	(9,941)	(3,871)
Cash at beginning of period	1,729	11,670	11,670	15,541
Cash at end of period	3,047	4,264	1,729	11,670
Cash paid during the period for:
Interest	5	46	48	20
Income taxes	3	2	2	4
Supplemental disclosure of non-cash investing and financing activities:
Offset of related party notes payable principal with related party receivable related to issuance of common stock and prefunded warrants	2,250
Reclassification of forward sales contract to equity upon issuance of common stock	5,847
Issuance of common stock to Series A preferred stockholders in lieu of cash dividends	8
Adjustment to lease liability and ROU asset due to remeasurement	(13)	4,245
Leasehold improvements funded by tenant improvement allowance	50
Exchange of warrants for common stock			10,945
Exchange of convertible notes for common stock			31,187
Conversion of bridge notes for common stock			9,278
Reclassification of warrants to liability		11,244	11,244
Note warrants issued		755	755	9,219
Unpaid fees incurred in connection with the convertible note financing		32	32	116
Paid in-kind interest added to convertible notes principal		$ 1,006	1,447	113
Repricing of warrants in connection with the December 2023 financing				766
Adjustment to lease liability and ROU asset due to remeasurement			4,245	(1,620)
Stock issued to Series A preferred stockholders in lieu of cash dividend			16
Initial measurement of ROU assets				34,410
Initial measurement of lease liability				34,170
Accrual for purchase of property and equipment				323
Contingent consideration for Exacis asset acquisition				225
Issuance of common stock for Exacis asset acquisition				208
Reconciliation of cash, cash equivalents and restricted cash at end of period:
Cash and cash equivalents			1,729	7,575
Restricted cash				$ 4,095